RECLAMATION AND CLOSURE COST OBLIGATIONS (Details Textual) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reclamation and closure cost obligations [Line Items]
Percentage of annual fees of the value of outstanding letters of credit	1.50%
Letters Of Credit [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 110.8	$ 137.8
Bottom of range [member]
Disclosure of reclamation and closure cost obligations [Line Items]
Discount rate applied to cash flow projections	1.90%	1.90%
Description of inflation rates applied to cash flow projections	1.40%	1.70%
Top of range [member]
Disclosure of reclamation and closure cost obligations [Line Items]
Discount rate applied to cash flow projections	7.10%	6.00%
Description of inflation rates applied to cash flow projections	3.30%	3.30%